Statements of Cash Flows (USD $)	3 Months Ended		6 Months Ended		84 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011
Operating Activities
Net Loss	$ (1,800)	$ (8,335)	$ (3,036)	$ (8,635)	$ (110,475)
Adjustments to Reconcile Net Income (Loss) to Net Cash Provided by (Used in) Operating Activities:
Net Realized (Gains) Losses on Investments
Changes in Unrealized (Gains) Losses on Investments Allocable to Soleil Capital
Equity-Based Compensation Expense					41,643
Depreciation and Amortization of Intangibles					2,500
Cash Flows Due to Changes in Operating Assets and Liabilities:
Prepaid expenses	(210)		(210)		(210)
Accounts Payable, Accrued Expenses and Other Liabilities	1,800	8,035	2,035	8,035	10,176
Net Cash Used in Operating Activities	(210)	(300)	(1,211)	(600)	(56,366)
Investing Activities
Purchase of Furniture, Equipment and Leasehold Improvements					(2,500)
Net Cash Used in Investing Activities					(2,500)
Financing Activities
Distributions to Non-Controlling Interest Holders
Contributions from Non-Controlling Interest Holders					47,325
Proceeds from Loans Payable	210	300	1,211	600	11,541
Repayment of Loans Payable
Distributions to Unitholders
Net Cash Provided by (Used in) Financing Activities	210	300	1,211	600	58,866
Net Increase (Decrease) in Cash and Cash Equivalents	0		0		0
Cash and Cash Equivalents, Beginning of Period			0
Cash and Cash Equivalents, End of Period	$ 0		$ 0		$ 0